PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 68.9% of Net Assets

Non-Convertible Bonds – 62.1%

	Aerospace & Defense – 1.5%
$135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$102,984
1,930,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,891,400
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	127,536
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,205,775
1,072,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	1,045,200
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,374,675
2,610,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 4.253%, 2/15/2067, 144A(a)	2,035,800
625,000	TransDigm, Inc., 6.500%, 5/15/2025	632,187

		9,415,557

	Airlines – 2.4%
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,398,240
251,195	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	259,334
3,570,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	3,678,171
659,243	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	663,814
1,923,633	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,916,085
43,300	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	44,807
244,337	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	247,278
199,515	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	201,530
1,677,333	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,744,862
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,771,000
35,125	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	35,734

		14,960,855

	Automotive – 1.1%
3,160,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	2,820,300
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,236,300

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$1,840,000	Tenneco, Inc., 5.000%, 7/15/2026	$1,481,200

		6,537,800

	Banking – 0.2%
1,145,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	995,016

	Brokerage – 0.3%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	343,759
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,740,520

		2,084,279

	Building Materials – 0.6%
3,350,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	3,308,125
178,000	Masco Corp., 6.500%, 8/15/2032	210,052

		3,518,177

	Cable Satellite – 3.1%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	126,975
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	61,256
1,865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,930,946
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	72,363
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,264,561
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	316,500
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	3,339,581
370,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	384,338
2,205,000	DISH DBS Corp., 5.000%, 3/15/2023	2,130,581
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,541,628
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,668,400
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	158,849
4,135,000	Ziggo BV, 5.500%, 1/15/2027, 144A	4,206,163

		19,202,141

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – 1.7%
$1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	$1,025,000
4,738,000	Hercules LLC, 6.500%, 6/30/2029	5,022,280
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	442,290
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	455,572
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020(b)(c)	550,275
2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,959,859

		10,455,276

	Construction Machinery – 0.8%
330,000	United Rentals North America, Inc., 4.875%, 1/15/2028	336,600
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,426,513
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,214,100
1,695,000	United Rentals North America, Inc., 6.500%, 12/15/2026	1,834,837

		4,812,050

	Consumer Cyclical Services – 0.3%
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	2,037,518

	Diversified Manufacturing – 0.0%
260,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(d)	250,760

	Electric – 0.8%
455,000	AES Corp. (The), 4.875%, 5/15/2023	462,981
185,000	AES Corp. (The), 5.500%, 4/15/2025	192,441
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,105,522
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026	2,676,037
340,000	Vistra Energy Corp., 5.875%, 6/01/2023	347,650

		4,784,631

	Finance Companies – 4.4%
1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.347%, 1/15/2067, 144A(a)(e)(f)(g)	505,042
2,240,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,217,055

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – continued
$240,000		International Lease Finance Corp., 4.625%, 4/15/2021	$247,560
300,000		International Lease Finance Corp., 8.250%, 12/15/2020	323,674
1,900,000		iStar, Inc., 6.500%, 7/01/2021	1,933,250
1,984,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	2,013,760
5,345,000		Navient Corp., MTN, 6.125%, 3/25/2024	5,478,625
325,000		Navient Corp., MTN, 7.250%, 1/25/2022	350,594
5,550,000		Navient Corp., Series A, MTN, 5.625%, 8/01/2033	4,620,375
4,815,000		Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	4,790,925
1,725,000		Springleaf Finance Corp., 6.875%, 3/15/2025	1,888,840
1,535,000		Springleaf Finance Corp., 7.125%, 3/15/2026	1,681,784
805,000		Springleaf Finance Corp., 8.250%, 10/01/2023	932,995

			26,984,479

		Financial Other – 0.8%
5,010,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	5,085,150

		Gaming – 0.3%
1,570,000		International Game Technology PLC, 6.250%, 1/15/2027, 144A	1,717,188

		Government Owned - No Guarantee – 0.2%
900,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	870,300
75,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	370,308

			1,240,608

		Healthcare – 7.0%
2,825,000		HCA, Inc., 5.875%, 5/01/2023	3,071,848
1,065,000		HCA, Inc., 7.050%, 12/01/2027	1,203,450
4,660,000		HCA, Inc., 7.500%, 11/06/2033	5,359,000
620,000		HCA, Inc., 7.690%, 6/15/2025	728,500
375,000		HCA, Inc., 8.360%, 4/15/2024	433,125
2,945,000		HCA, Inc., MTN, 7.580%, 9/15/2025	3,386,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$4,417,500
4,745,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	4,768,725
5,520,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	5,540,700
10,334,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	9,119,755
910,000	Tenet Healthcare Corp., 7.000%, 8/01/2025	906,588
1,395,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,463,006
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,576,348

		42,975,295

	Home Construction – 1.7%
2,820,000	Beazer Homes USA, Inc., 5.875%, 10/15/2027	2,445,504
15,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	14,625
2,205,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022	2,293,200
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	410,000
2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	2,473,500
1,970,000	TRI Pointe Group, Inc., 5.250%, 6/01/2027	1,896,125
1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,032,200

		10,565,154

	Independent Energy – 12.7%
1,846,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	1,954,268
470,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	470,000
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	830,850
1,910,000	Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash, 12/15/2023(c)(e)(f)(g)(h)	1,260,600
647,000	California Resources Corp., 5.500%, 9/15/2021	465,141
106,000	California Resources Corp., 6.000%, 11/15/2024	61,480
13,220,000	California Resources Corp., 8.000%, 12/15/2022, 144A	9,964,575
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	945,000
2,835,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	2,629,462

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$3,795,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	$3,344,344
1,885,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,938,136
2,095,000	Continental Resources, Inc., 4.500%, 4/15/2023	2,201,178
1,876,000	Continental Resources, Inc., 5.000%, 9/15/2022	1,891,394
4,870,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A	4,042,100
1,175,000	Gulfport Energy Corp., 6.375%, 1/15/2026	890,063
8,566,000	Halcon Resources Corp., 6.750%, 2/15/2025(g)(i)	2,569,800
3,690,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	3,501,220
1,270,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,209,675
9,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	8,706,750
6,850,000	Montage Resources Corp., 8.875%, 7/15/2023	5,771,125
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(b)(e)(f)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(b)(e)(f)	—
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	543,813
340,000	Range Resources Corp., 5.000%, 8/15/2022	322,575
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(g)(i)	69,300
5,560,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	5,351,500
1,270,000	SM Energy Co., 5.000%, 1/15/2024	1,165,225
1,045,000	SM Energy Co., 5.625%, 6/01/2025	950,950
428,000	SM Energy Co., 6.125%, 11/15/2022	424,790
690,000	SM Energy Co., 6.625%, 1/15/2027	638,250
6,345,000	Southwestern Energy Co., 6.200%, 1/23/2025	5,789,812
6,905,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	4,488,250
90,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	58,275
2,265,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	2,260,198

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$2,011,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	$1,939,358

		78,649,457

	Life Insurance – 0.5%
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,425,050
280,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	392,000

		2,817,050

	Metals & Mining – 4.5%
4,146,853	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(b)(e)(f)(h)	—
2,440,000	AK Steel Corp., 7.625%, 10/01/2021	2,403,400
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,700,306
3,000,000	ArcelorMittal, 5.250%, 8/05/2020	3,076,370
3,894,000	Commercial Metals Co., 5.375%, 7/15/2027	3,874,530
1,660,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	1,539,650
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,507,350
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	190,500
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	3,779,812
2,710,000	United States Steel Corp., 6.250%, 3/15/2026	2,411,900
3,875,000	United States Steel Corp., 6.650%, 6/01/2037	3,255,000

		27,738,818

	Midstream – 2.1%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	811,000
5,415,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,756,261
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	1,972,567
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	198,000
3,465,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	3,620,925
870,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(d)	785,593

		13,144,346

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 1.9%
$1,752,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(c)(e)(f)(g)	$1,541,760
1,805,000	Ensco Rowan PLC, 7.750%, 2/01/2026	1,344,725
285,000	Noble Holding International Ltd., 7.750%, 1/15/2024	217,312
250,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	215,080
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	2,843,500
3,410,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	3,147,430
3,445,000	Transocean, Inc., 6.800%, 3/15/2038	2,583,750
135,000	Transocean, Inc., 7.500%, 4/15/2031	114,750

		12,008,307

	Packaging – 0.3%
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,948,950

	Property & Casualty Insurance – 1.0%
4,925,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	4,629,500
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.857%, 1/15/2033, 144A(a)(j)	1,341,600

		5,971,100

	REITs - Health Care – 0.3%
1,815,000	MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/2027	1,869,450

	Retailers – 0.4%
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	506,250
16,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	14,108
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	42,900
1,855,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	1,846,448

		2,409,706

	Supermarkets – 0.2%
655,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025(g)(i)	660,109
330,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024(g)(i)	341,963
155,000	Safeway, Inc., 7.250%, 2/01/2031(g)(i)	151,900

		1,153,972

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Technology – 0.0%
$263,000		Micron Technology, Inc., 5.500%, 2/01/2025	$270,561

		Transportation Services – 0.4%
3,285,000		APL Ltd., 8.000%, 1/15/2024(g)(i)	2,759,400

		Treasuries – 4.7%
24,750,000		Central Bank of Iceland, 7.250%, 10/26/2022, (ISK)	219,784
975,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(k)	1,172,624
110,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	579,189
310,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,611,960
1,595,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	8,487,083
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	415,537
490,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,846,372
1,575,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	193,201
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,255,012
11,165,000		U.S. Treasury Bond, 3.000%, 8/15/2048	12,244,865

			29,025,627

		Wireless – 2.3%
29,970,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,462,294
11,170,000		Sprint Capital Corp., 6.875%, 11/15/2028	11,480,526
215,000		Sprint Capital Corp., 8.750%, 3/15/2032	248,862
760,000		Sprint Corp., 7.125%, 6/15/2024	805,828

			13,997,510

		Wirelines – 3.6%
205,000		CenturyLink, Inc., 5.625%, 4/01/2025	209,100
1,180,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,138,747
800,000		Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	706,000
8,585,000		Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	7,297,250
1,160,000		Level 3 Parent LLC, 5.750%, 12/01/2022	1,170,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$540,000	Qwest Corp., 7.250%, 9/15/2025	$601,227
2,213,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,257,260
1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,608,125
5,756,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(b)	3,986,030
4,090,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(b)	2,965,250

		21,939,139

	Total Non-Convertible Bonds (Identified Cost $401,688,863)	383,325,327

Convertible Bonds – 6.5%

	Aerospace & Defense – 0.3%
1,895,000	Arconic, Inc., 1.625%, 10/15/2019	1,914,283

	Cable Satellite – 2.4%
3,815,000	DISH Network Corp., 2.375%, 3/15/2024	3,524,165
11,145,000	DISH Network Corp., 3.375%, 8/15/2026	10,834,992

		14,359,157

	Finance Companies – 0.1%
755,000	iStar, Inc., 3.125%, 9/15/2022	774,708

	Independent Energy – 0.8%
4,575,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	3,651,667
1,485,000	SM Energy Co., 1.500%, 7/01/2021	1,366,420

		5,018,087

	Leisure – 0.5%
3,000,000	Rovi Corp., 0.500%, 3/01/2020	2,921,310

	Media Entertainment – 0.0%
39,205	Liberty Interactive LLC, 3.500%, 1/15/2031	66,462

	Pharmaceuticals – 0.2%
440,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	456,775
135,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	151,368

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Pharmaceuticals – continued
$750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	$668,712

		1,276,855

	Technology – 2.2%
1,560,000	Evolent Health, Inc., 2.000%, 12/01/2021	1,386,695
235,000	Finisar Corp., 0.500%, 12/15/2036	229,107
10,395,000	Nuance Communications, Inc., 1.000%, 12/15/2035	9,736,165
1,255,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,231,004
1,009,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,009,350

		13,592,321

	Total Convertible Bonds (Identified Cost $41,663,706)	39,923,183

Municipals – 0.3%

	Puerto Rico – 0.3%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035 (b) (Identified Cost $3,609,345)	2,204,550

	Total Bonds and Notes (Identified Cost $446,961,914)	425,453,060

Senior Loans – 0.5%
	Chemicals – 0.3%
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.902%, 12/20/2020(a)	1,605,975

	Financial Other – 0.1%
612,150	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.772%, 3/04/2022(a)	611,385

	Media Entertainment – 0.1%
681,017	iHeartCommunications, Inc., Exit Term Loan, 5/01/2026(l)	681,657

	Oil Field Services – 0.0%
152,356	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.830%, 3/19/2021(a)	145,065

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.342%, 4/01/2022(a)(e)	98,867

	Total Senior Loans (Identified Cost $3,378,221)	3,142,949

Shares	Description	Value (†)
Common Stocks – 14.1%

	Automobiles – 1.5%
876,900	Ford Motor Co.	$8,970,687

	Diversified Telecommunication Services – 3.7%
685,365	AT&T, Inc.	22,966,581

	Electronic Equipment, Instruments & Components – 6.0%
1,119,766	Corning, Inc.	37,209,824

	Media – 0.1%
67,175	Clear Channel Outdoor Holdings, Inc.(j)	317,066
787	Dex Media, Inc.(c)(j)	6,558
20,777	iHeartMedia, Inc., Class A(j)	312,694

		636,318

	Oil, Gas & Consumable Fuels – 0.1%
702,553	Bellatrix Exploration Ltd.(c)(e)(f)(g)(j)	85,837
2,846	Chesapeake Energy Corp.(j)	5,550
1,176	Frontera Energy Corp.	12,159
11,183	Paragon Offshore Ltd., Litigation Units, Class A(c)(j)	3,914
16,774	Paragon Offshore Ltd., Litigation Units, Class B(c)(e)(f)(j)	335,480

		442,940

	Pharmaceuticals – 2.7%
370,208	Bristol-Myers Squibb Co.	16,788,933

	Total Common Stocks (Identified Cost $63,940,539)	87,015,283

Preferred Stocks – 2.3%

Convertible Preferred Stocks – 2.2%

	Independent Energy – 0.1%
15,716	Chesapeake Energy Corp., 5.000%	640,427
160	Chesapeake Energy Corp., Series A, 5.750%, 144A	75,687

		716,114

	Midstream – 1.5%
3,000	Chesapeake Energy Corp., 5.750%, 144A	1,434,801
30	Chesapeake Energy Corp., 5.750%	14,348
2,954	Chesapeake Energy Corp., 5.750%	1,397,382
116,254	El Paso Energy Capital Trust I, 4.750%	6,161,462

		9,007,993

	REITs - Diversified – 0.6%
71,893	iStar, Inc., Series J, 4.500%	3,712,292

	Total Convertible Preferred Stocks (Identified Cost $13,970,669)	13,436,399

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – 0.1%

	Finance Companies – 0.0%
2,575	iStar, Inc., Series G, 7.650%	$65,457

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(j)	290,661

	REITs - Warehouse/Industrials – 0.0%
3,363	Prologis, Inc., Series Q, 8.540%	225,489

	Total Non-Convertible Preferred Stocks (Identified Cost $857,979)	581,607

	Total Preferred Stocks (Identified Cost $14,828,648)	14,018,006

Warrants – 0.0%
6,752	iHeartMedia, Inc., Expiration on 5/1/2039(j) (Identified Cost $153,516)	99,592

Principal Amount (‡)
Short-Term Investments – 13.3%
$3,871,753	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $3,872,237 on 7/01/2019 collateralized by $3,795,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $3,953,456 including accrued interest(m)	3,871,753
10,000,000	U.S. Treasury Bills, 2.318%, 11/29/2019(n)	9,913,385
25,000,000	U.S. Treasury Bills, 2.320%-2.445%, 8/29/2019(n)(o)	24,913,958
15,000,000	U.S. Treasury Bills, 2.430%, 8/08/2019(n)	14,967,364
28,495,000	U.S. Treasury Bills, 2.435%-2.437%, 8/15/2019(n)(o)	28,420,468

	Total Short-Term Investments (Identified Cost $82,046,200)	82,086,928

	Total Investments – 99.1% (Identified Cost $611,309,038)	611,815,818
	Other assets less liabilities – 0.9%	5,518,005

	Net Assets – 100.0%	$617,333,823

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$6,552,472	1.1%	$3,728,719	0.6%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(b)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(c)	Securities subject to restriction on resale. At June 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash	6/04/2019	$1,260,600	$1,260,600	0.2%
Bellatrix Exploration Ltd., 8.500%	6/04/2019	1,716,960	1,541,760	0.2%
Bellatrix Exploration Ltd.	6/04/2019	882,919	85,837	Less than 0.1%
Dex Media, Inc.	8/12/2016	3,834	6,558	Less than 0.1%
Hexion, Inc., 7.875%	6/10/1996	1,990,283	442,290	0.1%
Hexion, Inc., 9.200%	10/05/2000	1,816,148	455,572	0.1%
Hexion, Inc./Hexion Nova Scotia Finance ULC	6/07/2012	3,020,450	550,275	0.1%
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	85,478	3,914	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,709,463	335,480	0.1%

(d)	Perpetual bond with no specified maturity date.
(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $3,728,719 or 0.6% of net assets.
(g)	Illiquid security.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2019, the value of these securities amounted to $6,552,472 or 1.1% of net assets.
(j)	Non-income producing security.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(l)	Position is unsettled. Contract rate was not determined at June 30, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $134,168,922 or 21.7% of net assets.

GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$—	$26,479,437	$505,042	(a)	$26,984,479
Independent Energy	—	77,388,857	1,260,600	(a)(b)	78,649,457
Metals & Mining	—	27,738,818	—	(b)	27,738,818
Oil Field Services	—	10,466,547	1,541,760	(a)	12,008,307
All Other Non-Convertible Bonds*	—	237,944,266	—		237,944,266

Total Non-Convertible Bonds	—	380,017,925	3,307,402		383,325,327

Convertible Bonds*	—	39,923,183	—		39,923,183
Municipals*	—	2,204,550	—		2,204,550

Total Bonds and Notes	$—	$422,145,658	$3,307,402		$425,453,060

Senior Loans
Technology	—	—	98,867	(c)	98,867
All Other Senior Loans*	—	3,044,082	—		3,044,082

Total Senior Loans	$—	$3,044,082	$98,867		$3,142,949

Common Stocks
Media	629,760	6,558	—		636,318
Oil, Gas & Consumable Fuels	17,709	3,914	421,317	(a)	442,940
All Other Common Stocks*	85,936,025	—	—		85,936,025

Total Common Stocks	$86,583,494	$10,472	$421,317		$87,015,283

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	716,114	—		716,114
Midstream	6,161,462	2,846,531	—		9,007,993
REITs - Diversified	—	3,712,292	—		3,712,292

Total Convertible Preferred Stocks	6,161,462	7,274,937	—		13,436,399

Non-Convertible Preferred Stocks
REITs - Warehouse/Industrials	—	225,489	—		225,489
All Other Non-Convertible Preferred Stocks*	356,118	—	—		356,118

Total Non-Convertible Preferred Stocks	356,118	225,489	—		581,607

Total Preferred Stocks	$6,517,580	$7,500,426	$—		$14,018,006

Warrants	—	99,592	—		99,592
Short-Term Investments	—	82,086,928	—		82,086,928

Total	$93,101,074	$514,887,158	$3,827,586		$611,815,818

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Includes a security fair valued at zero using Level 3 inputs.
(c)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or June 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
Airlines	$72,082		$—	$—	$—	$—	$—	$—	$(72,082)	$—		$—
Finance Companies	—		328	—	(5,286)	—	—	510,000	—	505,042		(5,286)
Independent Energy	—	(a)	53,264	—	(53,264)	1,260,600	—	—	—	1,260,600	(a)	(53,264)
Metals & Mining	2,073		30,057	—	(32,130)	—	—	—	—	—	(a)	(32,130)
Oil Field Services	—		506	—	(175,706)	1,716,960	—	—	—	1,541,760		(175,706)
Loan Participations
ABS Other	418,404		—	(3,286)	23,001	—	(438,119)	—	—	—		—
Senior Loans
Technology	—		1,043	—	(16)	—	—	97,840	—	98,867		(16)
Common Stocks
Oil, Gas & Consumable Fuels	—		—	1	(1,111,595)	882,919	(1)	649,993	—	421,317		(1,111,595)

Total	$492,559		$85,198	$(3,285)	$(1,354,996)	$3,860,479	$(438,120)	$1,257,833	$(72,082)	$3,827,586		$(1,377,997)

(a)	Includes securities fair valued at zero using Level 3 inputs.

A debt security valued at $72,082 was transferred from Level 3 to Level 2 during the period ended June 30, 2019. At September 30, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $510,000 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $97,840 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A common stock valued at $649,993 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019, this security was valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2019 (Unaudited)

Independent Energy	13.6%
Healthcare	7.0
Electronic Equipment, Instruments & Components	6.0
Cable Satellite	5.5
Treasuries	4.7
Finance Companies	4.5
Metals & Mining	4.5
Diversified Telecommunication Services	3.7
Midstream	3.6
Wirelines	3.6
Pharmaceuticals	2.9
Airlines	2.4
Wireless	2.3
Technology	2.2
Chemicals	2.0
Other Investments, less than 2% each	17.3
Short-Term Investments	13.3

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%